3. Reverse Merger	3 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
3.        Reverse Merger

On November 28, 2012, the Company acquired 100% of the members shares of Mobile Dynamic Marketing, Inc. (“Mobile Dynamic”), a company incorporated in the state of Florida on November 6, 2012, in exchange for the issuance of 10,000,000 common shares.  As part of the acquisition, the Company cancelled 150,000,000 issued and outstanding common shares held by the former President and Director of the Company and the management and directors of Mobile Dynamic acquired 75,000,000 common shares of the Company in a private transaction with the former President and Director of the Company.  Effectively, Mobile Dynamic held 73% of the issued and outstanding common shares of the Company and the transaction has been accounted for as a reverse merger, where Mobile Dynamic is deemed to be the acquirer for accounting purposes.

As part of the acquisition transaction, all assets and liabilities of Pub Crawl at the date of acquisition were assumed by the former management.